Short-Term Borrowings - Reconciliation of liabilities to cash flows arising from financing activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
IFRS Statement [Line Items]
Balance at beginning of year	$ 4,220	$ 5,899
Increase (decrease) through financing cash flows, liabilities arising from financing activities	2,608	1,957
Balance at end of year	10,454	4,220
Beginning balance	57,339
Beginning balance	164,000
Other changes:
Ending Balance	0	57,339
Ending Balance	104,000	164,000
Short-term borrowings [member]
IFRS Statement [Line Items]
Beginning balance	57,339
Beginning balance	164,000
Other changes:
Ending Balance	0	57,339
Ending Balance	104,000	164,000
Unsecured Borrowings
IFRS Statement [Line Items]
Beginning balance	57,339	20,000
Change from financing activities:
Proceeds from borrowings	208,137	244,224
Repayment from borrowings	(265,355)	(207,006)
Total changes from financing activities	(57,218)	37,128
Other changes:
Effect of exchange rate changes	(121)	121
Total liability-related other changes	(121)	121
Ending Balance	0	57,339
Secured Borrowings
IFRS Statement [Line Items]
Beginning balance	164,000	164,000
Change from financing activities:
Proceeds from borrowings	278,000	158,000
Repayment from borrowings	(338,000)	(158,000)
Total changes from financing activities	(60,000)	0
Other changes:
Effect of exchange rate changes	0	0
Total liability-related other changes	0	0
Ending Balance	$ 104,000	$ 164,000